UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2014 to January 31, 2015

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (64.8%)
$500	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.130	$499,940
700	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	699,461
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	1,001,568
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	1,001,713
800	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	801,743
800	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	800,735
500	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.207	500,842
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/09/17	0.187	1,001,061
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.192	1,001,161
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.208	1,001,467
500	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/17	0.188	500,514
600	Federal Farm Credit Banks#	(AA+, Aaa)	05/15/17	0.197	600,727
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/30/17	0.230	500,139
800	Federal Farm Credit Banks#	(AA+, Aaa)	06/12/17	0.250	800,534
500	Federal Farm Credit Banks#	(AA+, Aaa)	07/25/17	0.198	500,558
600	Federal Farm Credit Banks#	(AA+, Aaa)	02/02/18	0.221	600,802
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.241	499,020
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	500,379
900	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	900,769
500	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	499,944
800	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	800,738
700	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	700,679
900	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	902,119
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/09/15	0.270	599,877
500	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	07/21/16	0.164	500,374
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	599,057
800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	800,228
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	499,753
400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	399,975
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	600,000
400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	400,206
570	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.178	570,470
1,080	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.188	1,081,061
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.187	1,000,984
600	Federal National Mortgage Association#	(AA+, Aaa)	01/26/17	0.183	600,589
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.171	998,625
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $25,244,657)					25,267,812

UNITED STATES TREASURY OBLIGATIONS (14.4%)
800	United States Treasury Floating Rate Notes#	(AA+, Aaa)	07/31/16	0.090	800,045
500	United States Treasury Notes*	(AA+, Aaa)	06/30/15	0.375	500,636
500	United States Treasury Notes*	(AA+, Aaa)	07/15/15	0.250	500,420
500	United States Treasury Notes*	(AA+, Aaa)	08/31/15	0.375	500,791
500	United States Treasury Notes*	(AA+, Aaa)	09/30/15	1.250	503,691
1,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	1,001,875
700	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	700,984
1,100	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	1,099,570
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,603,470)					5,608,012

SHORT-TERM INVESTMENT (4.8%)
1,868	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,868,000)		02/02/15	0.010	1,868,000

TOTAL INVESTMENTS AT VALUE (84.0%) (Cost $32,716,127)					32,743,824

OTHER ASSETS IN EXCESS OF LIABILITIES (16.0%)					6,238,560

NET ASSETS (100.0%)					$38,982,384

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2015.
*	At January 31, 2015, $2,005,537 in the value of these securities have been pledged, to cover initial margin requirements for open futures contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Mar 2015	45	$2,170,800	$(336,008)
	USD	May 2015	45	2,475,000	175,103
					$(160,905)
Contracts to Sell
Livestock
	USD	Apr 2015	(47)	(1,358,300)	$114,613
Net unrealized appreciation (depreciation)					$(46,292)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$6,869,675	02/25/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$198,842
USD	$9,000,000	02/06/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(111,037)
USD	$10,872,991	02/25/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	314,754
USD	$8,304,197	02/25/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	240,373
USD	$12,751,200	02/06/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(96,550)
						$546,382

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                Level 1—quoted prices in active markets for identical investments

•              Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$25,267,812	$—	$25,267,812
United States Treasury Obligations	—	5,608,012	—	5,608,012
Short-term Investment	—	1,868,000	—	1,868,000
	$—	$32,743,824	$—	$32,743,824
Other Financial Instruments*
Futures Contracts	$289,716	$—	$—	$289,716
Swap Contracts	—	753,969	—	753,969

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$336,008	$—	$—	$336,008
Swap Contracts	—	207,587	—	207,587

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.8%)
$53,800	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#**	(A+, A1)	03/18/16	0.053	$53,800,000
25,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#**‡	(A, A3)	02/19/16	0.029	19,773,900
22,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#**‡	(A, A3)	03/31/16	0.031	18,166,400
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $101,600,000)					91,740,300

UNITED STATES AGENCY OBLIGATIONS (78.4%)
70,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.131	69,991,530
178,000	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	177,862,940
64,250	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	64,350,744
87,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	87,950,401
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	50,085,650
67,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	67,145,993
20,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/22/16	0.159	20,010,240
65,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	65,059,735
60,333	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.201	60,409,623
51,525	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.207	51,611,768
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/09/17	0.187	100,106,100
73,525	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.192	73,610,363
110,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.208	110,161,370
72,500	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/17	0.188	72,574,602
62,400	Federal Farm Credit Banks#	(AA+, Aaa)	05/15/17	0.197	62,475,566
60,600	Federal Farm Credit Banks#	(AA+, Aaa)	05/30/17	0.230	60,616,847
60,200	Federal Farm Credit Banks#	(AA+, Aaa)	06/12/17	0.250	60,240,214
93,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/25/17	0.198	93,904,775
30,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/04/17	0.211	30,040,860
90,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/02/18	0.221	90,120,240
71,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/05/18	0.211	71,073,272
71,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/12/19	0.253	71,151,230
91,900	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.232	91,721,990
120,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.242	119,764,680
60,000	Federal Home Loan Banks#	(AA+, Aaa)	08/14/15	0.220	60,044,760
25,000	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.200	25,016,250
75,000	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	75,056,850
10,000	Federal Home Loan Banks#	(AA+, Aaa)	10/01/15	0.210	10,007,780
145,000	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	145,123,830
50,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	49,994,400
74,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	74,068,302
72,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	72,069,840
55,950	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	56,081,762
70,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/09/15	0.270	69,985,650
61,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	07/21/16	0.164	61,045,628
61,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	61,103,855
73,750	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	73,771,019
56,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	55,972,280
10,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	12/12/16	0.156	10,005,100
62,500	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	01/12/17	0.171	62,517,938
90,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	01/13/17	0.172	90,088,470
47,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	47,497,055
53,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	53,500,000
70,150	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	70,186,127
15,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/15	0.350	15,017,625
146,500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.178	146,620,862
119,500	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.188	119,617,349
120,000	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.187	120,118,080
65,000	Federal National Mortgage Association#	(AA+, Aaa)	10/03/16	0.480	65,332,540
132,000	Federal National Mortgage Association#	(AA+, Aaa)	01/26/17	0.183	132,129,624
91,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/05/15	0.153	90,962,781
45,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/03/15	0.171	44,938,350
180,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.172	179,752,500
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,956,329,780)					3,959,667,340

UNITED STATES TREASURY OBLIGATIONS (14.3%)
50,000	United States Treasury Floating Rate Notes#*	(AA+, Aaa)	01/31/16	0.065	49,995,550
145,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	04/30/16	0.089	145,004,930

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$70,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	07/31/16	0.090	$70,003,920
120,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	10/31/16	0.073	119,953,320
14,000	United States Treasury Notes	(AA+, Aaa)	06/15/15	0.375	14,016,674
50,000	United States Treasury Notes	(AA+, Aaa)	07/15/15	0.250	50,042,000
6,000	United States Treasury Notes	(AA+, Aaa)	08/31/15	0.375	6,009,492
15,000	United States Treasury Notes	(AA+, Aaa)	01/15/16	0.375	15,030,465
60,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	60,112,500
22,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	2.000	22,390,148
67,500	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	67,594,905
100,000	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	99,960,900
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $719,753,449)					720,114,804

SHORT-TERM INVESTMENT (3.7%)
187,644	State Street Bank and Trust Co. Euro Time Deposit (Cost $187,644,000)		02/02/15	0.010	187,644,000

TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $4,965,327,229)					4,959,166,444

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)					91,985,087

NET ASSETS (100.0%)					$5,051,151,531

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2015.
**	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $37,940,300 or 0.8% of net assets.

*	At January 31, 2015, $29,997,330 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.
^^	At January 31, 2015, $112,229,400 in the value of these securities have been pledged, as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Mar 2015	4,829	$129,948,390	$(37,682,889)
	USD	May 2015	28	1,636,367	61,061
	USD	Jul 2015	19	1,084,520	62,273
					$(37,559,555)
Contracts to Sell
Agriculture
	USD	May 2015	(8)	(493,950)	$51,035
Energy
	USD	May 2015	(4,821)	(130,841,940)	$28,801,812
Net unrealized appreciation (depreciation)					$(8,706,708)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$80,823,931	02/25/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$233,205
USD	$405,830,856	02/25/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,992,638
USD	$159,225,724	02/25/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	936,063
USD	$69,301,373	02/25/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	407,526
USD	$105,735,838	02/25/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	590,543
USD	$33,319,903	02/25/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	195,864
USD	$345,468,833	02/25/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,928,712
USD	$43,238,264	02/25/15	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	254,163
USD	$121,235,575	02/25/15	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	676,822
USD	$249,083,261	02/25/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,464,184
USD	$154,813,448	02/25/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	864,305
USD	$395,114,705	02/25/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,205,879
USD	$44,817,669	02/25/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	263,500
USD	$230,752,588	02/25/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,356,431
USD	$186,359,147	02/25/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,040,524
USD	$19,232,255	02/25/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	113,053
USD	$328,960,229	02/25/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,836,727
USD	$500,411,466	02/25/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,426,593
USD	$12,488,377	02/25/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	73,410
USD	$105,587,184	02/25/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	589,886
USD	$234,300,834	02/25/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,377,289
USD	$168,110,494	02/25/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	938,541
USD	$305,903,140	02/25/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,798,188
USD	$157,344,791	02/25/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	878,438
USD	$196,959,282	02/25/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,158,003
USD	$83,334,592	02/25/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	465,340
						$26,065,827

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                Level 1—quoted prices in active markets for identical investments

•              Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$91,740,300	$—	$91,740,300
United States Agency Obligations	—	3,959,667,340	—	3,959,667,340
United States Treasury Obligations	—	720,114,804	—	720,114,804
Short-term Investment	—	187,644,000	—	187,644,000
	$—	$4,959,166,444	$—	$4,959,166,444
Other Financial Instruments*
Futures Contracts	$28,976,181	$—	$—	$28,976,181
Swap Contracts	—	26,065,827	—	26,065,827

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$37,682,889	$—	$—	$37,682,889

*                      Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 23, 2015